NOTES PAYABLE (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
	Sep. 16, 2024	Aug. 26, 2024	Jul. 05, 2024	May 05, 2023	Apr. 13, 2023	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 23, 2024	Jan. 10, 2024	May 16, 2023
Short-Term Debt [Line Items]
Gross proceeds from debentures						$ 1,500,000
Share purchase warrants											1,656,050
Yerbae Brands Corp [Member]
Short-Term Debt [Line Items]
Shares issued upon conversion									385,432
Gross proceeds from debentures									$ 5,039,606
Principal amount									525,000
Accrued interest									14,606
Accretion expense								741,503	373,956
Debt instrument unamortized discount								339,195	1,080,698
Convertible notes payable								2,937,805	2,196,302
Notes payable								4,338,177	2,574,216
Short-term operating cash								225,000
Yerbae Brands Corp [Member] | Oxford Commercial Finance [Member]
Short-Term Debt [Line Items]
Secured accounts receivable and inventory												$ 2,500,000
Line of credit								0				$ 2,500,000
Yerbae Brands Corp [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal amount										$ 500,000
Yerbae Brands Corp [Member] | Convertible Debt Securities [Member]
Short-Term Debt [Line Items]
Principal amount								$ 1,000
Share purchase warrants								714
Debt instrument maturity date								Apr. 30, 2025
Debt instrument interest rate effective percentage								6.00%
Debt conversion description								The principal amount of the Debentures will be convertible at the holder’s option into Common Shares at any time prior to the close of business on the earlier of: (i) the last business day immediately preceding the Maturity Date, and (ii) the date fixed for redemption in the case of a change of control, at a conversion price of $1.40 per Common Share, subject to adjustment in certain customary events. Each warrant entitles the holder thereof to acquire one Common Share at a price per Common Share of $1.70 at any time prior to the Maturity Date, subject to an acceleration right whereby, if, in the event the Common Shares have a daily volume weighted average trading price on the TSXV (or such other recognized North American securities exchange) of $3.00 or greater per Common Share for any ten (10) consecutive trading day period at any time after the date that is four (4) months following the issuance of the warrants, Yerbaé may accelerate the expiry of the warrants by giving notice to the holders by disseminating a news release advising of the acceleration) and, in such case, the warrants will be deemed to have expired on the day which is thirty (30) days after the date of such notice.
Two Thousand Twenty Three Convertible Notes [Member] | Yerbae Brands Corp [Member]
Short-Term Debt [Line Items]
Shares issued upon conversion				2,152	1,650
Gross proceeds from debentures				$ 2,152,000	$ 1,650,000
Debt conversion original debt amount				$ 3,802,000
Notes Payable Two [Member] | Yerbae Brands Corp [Member]
Short-Term Debt [Line Items]
Notes payable								$ 27,514	60,914
Notes Payable Two [Member] | Yerbae Brands Corp [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Notes payable periodic payment								$ 543	$ 543
Outstanding shares of common stock, percentage								2.90%	2.90%
Notes Payable Two [Member] | Yerbae Brands Corp [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Notes payable periodic payment								$ 652	$ 652
Outstanding shares of common stock, percentage								5.49%	5.49%
Notes Payable Three [Member] | Yerbae Brands Corp [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date								Dec. 26, 2024	Dec. 26, 2024
Outstanding shares of common stock, percentage								14.49%	14.49%
Notes payable									$ 317,000
Notes Payable Five [Member] | Yerbae Brands Corp [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	Aug. 16, 2025							Aug. 16, 2025
Outstanding shares of common stock, percentage								8.00%
Notes payable to bank	$ 540,000							$ 540,000
Notes payable								510,000
Note payable fee amount								$ 40,000
Notes Payable Six [Member] | Yerbae Brands Corp [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date		Feb. 26, 2025						Feb. 26, 2025
Outstanding shares of common stock, percentage								16.70%
Notes payable to bank								$ 60,000
Notes payable								56,667
Note payable fee amount								10,000
Notes Payable Six [Member] | Yerbae Brands Corp [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Notes payable								$ 56,667
Notes Payable Six [Member] | Yerbae Brands Corp [Member] | B E A Investments [Member]
Short-Term Debt [Line Items]
Outstanding shares of common stock, percentage								16.70%
Notes payable to bank		$ 60,000
Notes Payable Four [Member] | Yerbae Brands Corp [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date								Jun. 11, 2025
Outstanding shares of common stock, percentage								42.00%
Notes payable to bank								$ 750,000
Notes payable								388,523
Note payable fee amount								$ 86,786
Notes Payable Four [Member] | Yerbae Brands Corp [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount			$ 750,000
Debt instrument maturity date			Jul. 05, 2025
Outstanding shares of common stock, percentage								42.00%
Notes payable			$ 64,285					$ 388,522
Payments of loan costs			22,500
Note payable fee amount			$ 86,786
Notes Payable Seven [Member] | Yerbae Brands Corp [Member]
Short-Term Debt [Line Items]
Outstanding shares of common stock, percentage								15.00%
Notes payable to bank								$ 230,000
Notes payable								80,001
Note payable fee amount								30,000
Notes Payable Seven [Member] | Yerbae Brands Corp [Member] | Parafin Loan Agreement [Member]
Short-Term Debt [Line Items]
Outstanding shares of common stock, percentage							15.00%
Notes payable								$ 80,001
Note payable fee amount							$ 30,000
Notes payable to bank							230,000
Fees payment							$ 23,077